DEBT	3 Months Ended	12 Months Ended
	Jan. 31, 2023	Oct. 31, 2022
Debt Disclosure [Abstract]
DEBT

NOTE 7 – DEBT

The table below presents outstanding debt instruments as of January 31, 2023 and October 31, 2022:

	January 31, 2023	October 31, 2022

Long Term
Unsecured 6% note payable – related party	$767,288	$767,288
Unsecured 4% note payable – related party	1,221,958	1,221,958
2021 Series convertible notes – related party	480,000	480,000
2022 Series convertible notes	200,000	200,000
2023 Series convertible notes – stock settled	405,000	-
Discount 2023 Series convertible notes	(72,555)	-
Total Long-Term Debt	$3,001,691	$2,669,246

The table below presents the future maturities of outstanding debt obligations as of January 31, 2023:

Fiscal year 2023	$-
Fiscal year 2024	480,000
Fiscal year 2025	-
Fiscal year 2026	1,989,246
Fiscal year 2027	200,000
Fiscal year 2028	405,000
Total	$3,074,246

Unsecured 6% Note Payable Related Party

Interest expense on this note was $11,604 and $11,604 for the three months ended January 31, 2023 and 2022, respectively. Accrued interest on this note was $103,680 and $92,076 January 31, 2023 and October 31, 2022, respectively.

Unsecured 4% Note Payable - Related Party

Interest expense on this note was $12,320 and $12,321 for the three months ended January 31, 2023, and 2022, respectively. Accrued interest on this note was $110,076 and $97,756 as of January 31, 2023 and October 31, 2022, respectively.

2021 Series Convertible Notes - Related Party

The remaining principal balance outstanding on the 2021 Series Convertible notes amounted to $480,000 and $480,000 as January 31, 2023 and October 31, 2022, respectively. During the three months ended January 31, 2023 and 2022, the Company recorded $6,049 and $10,081, respectively, in interest expense. As of January 31, 2023 and October 31, 2022, accrued, but unpaid, interest on these notes was $36,032 and $29,983, respectively.

VITRO BIOPHARMA, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

JANUARY 31, 2023 AND 2022

(UNAUDITED)

Senior Secured Convertible Note Payable

The outstanding balance of the note was $0 and $0 as of January 31, 2023 and October 31, 2022, respectively. Accrued interest recorded as of January 31, 2023 and October 31, 2022, amounted to $0 and $0 respectively. Interest expense was $0 and $37,808 for the three months ended January 31, 2023 and 2022, respectively.

2022 Series Convertible Notes

During the three months ended January 31, 2023 and 2022, the Company recorded $1,261 and $0 in interest expense on these notes, respectively. As of January 31, 2023 and October 31, 2022, the Company had accrued $4,466 and $3,205, respectively, in interest on these notes.

2023 Series Convertible Notes – Stock Settled

On January 6, 2023, the Company sold $405,000 8%, 2023 Series Convertible Notes - Share Settled (the “Notes”) and common stock purchase warrants (“Warrants”) to five investors. The sale and purchase were made through a Convertible Note and Warrant Purchase Agreement (“Purchase Agreement”) entered into with each investor. The Company followed the guidance of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) ASC 480 “Distinguishing Liabilities from Equity” and ASC 815 “Derivatives and Hedging” to account for the debt and also to determine the number of Warrants to be issued as the time of the conversion of the notes.

The Notes bear interest at the rate of eight per cent per year and are payable solely in shares of the Company’s common stock. The Notes may be converted at any time at the option of the holder and are payable in full at the earliest of (i) the completion of a “Qualified Financing,” as defined below, (ii) a change in control, (iii) in the event of default, or (iv) the maturity date, which is five years from the date of issuance. A Qualified Financing is defined in the Purchase Agreement as any financing completed after the date of issuance of the Notes involving the sale of the Company’s equity securities primarily for capital raising purposes resulting in gross proceeds to the Company of at least $5 million. Upon completion of a Qualified Financing, each Convertible Note is convertible into the securities issued in such financing (the “Qualified Financing Securities”) in an amount determined by dividing (i) the outstanding principal on the Note plus all accrued interest by (ii) the lessor of (x) the “Discounted Qualified Financing Price” and (y) the “Capped Price.” In the event of a change in control or default, voluntary conversion or upon maturity, each Note is convertible into that number of shares of the Company’s common stock that equals (i) the outstanding principal amount of the Note plus any accrued but unpaid interest, divided by (ii) the Capped Price.

The Discounted Qualified Financing Price is defined as the per share price at which the shares of the Qualified Financing Securities are sold in such Qualified Financing as determined for accounting purposes under GAAP, multiplied by 0.75. The Capped Price is the per share price implied by a fully-diluted (on an as-converted to common stock basis), pre-money valuation of $200,000,000 for the Company.

Each Warrant issued by the Company pursuant to the Purchase Agreement entitles the holder to purchase that number of fully paid and nonassessable shares of the Company’s common stock determined (A) in the case following a Qualified Financing, by dividing (i) the sum of the aggregate outstanding principal amount of the Convertible Note plus all accrued and unpaid interest thereon at the time of conversion multiplied by 0.25, by (ii) the quotient of the Discounted Qualified Financing Price divided by 0.75, or (B) in connection with a Change of Control, by dividing (i) the sum of the aggregate outstanding principal amount of the Convertible Note plus all accrued and unpaid interest thereon at the time of the Note’s conversion, by (ii) the Capped Price, subject to adjustment as set forth in the Warrant. In each case, the Warrants are exercisable at a price of $0.625 per share for a period of five years.

Participation Rights. Each Note entitles the holder to purchase in a Qualified Financing an amount of Qualified Financing Securities (as defined above) up to 200% of the aggregate principal amount of the Notes subscribed for by such holder in this Offering.

VITRO BIOPHARMA, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

JANUARY 31, 2023 AND 2022

(UNAUDITED)

The Company contemplated ASC 480-10-30-7 related to the valuation of the embedded conversion feature contained in the Notes. The Company deemed that the most likely scenario to be utilized for valuing the conversion feature was a qualified financing. Therefore, the Company deemed that the Notes were issued at a premium related to the definition of Discounted Qualified Financing Price contained in the Purchase Agreement. The premium recognized at the inception of the stock settled debt was $135,000.

The Company assessed the Warrants first under ASC 480. Based on the attributes of the Warrants, the Company determined that the Warrants are outside of the scope of ASC 480 and proceeded to assess the Warrants under ASC 815 to determine if the Warrants are considered indexed to the Company’s own common stock. Because the inputs which affect the number of shares to be issued upon exercise of the Warrants are not the inputs per 815-40-15-7E, the Warrants are not deemed to be indexed to the Company’s own stock, and have been recorded as liabilities under ASC 815 (Note 3) at the fair market value of $73,213 at issuance, which amount is remeasured at fair market value at the end of each reporting period. The combination of the premium related to the conversion feature of $135,000 and the warrant liability of $73,213 resulted in the recognition of a debt discount of $208,213 at issuance.

The combination of the $135,000 premium associated with the conversion feature of the Notes and the $208,213 discount associated with the Warrants results in a net discount of $73,213 that is accreted over five years utilizing the effective interest method. The effective interest rate for the three months ended January 31, 2023 is 13.0%. During the quarter ended January 31, 2023, the Company recorded accretion expense of $658 and a gain on the fair value of the warrant liability of $51 with no comparable amounts in the prior period.

During the three months ended January 31, 2023 and 2022, the Company recorded $2,006 and $0 in interest expense on these Notes, respectively. As of January 31, 2023 and October 31, 2022, the Company had accrued $2,006 and $0, respectively, in interest on these Notes.

NOTE 7 – DEBT

The table below presents outstanding debt instruments as of October 31, 2022 and 2021:

	October 31, 2022	October 31, 2021
Short Term
Revolving line of credit	$-	$58,596
Total Short-Term Debt	$-	$58,596

Long Term
Unsecured 6% note payable – related party	$767,288	$767,288
Unsecured 4% note payable – related party	1,221,958	1,221,958
2021 Series convertible notes – related party	480,000	800,000
2022 Series convertible notes	200,000	-
Senior secured convertible note	-	3,000,000
Total Long-Term Debt	$2,669,246	$5,789,246

The table below presents the future maturities of outstanding debt obligations as of October 31, 2022:

Fiscal year 2023	$-
Fiscal year 2024	480,000
Fiscal year 2025	-
Fiscal year 2026	1,989,246
Fiscal year 2027	200,000
Total	$2,669,246

Revolving line of credit

The Company, through its wholly owned subsidiary Fitore, maintained a $60,000 revolving line of credit. The line of matured on February 2, 2022 and was renewed for one year. Interest expense recorded in connection with the line of credit was $1,649 and $376 during the years ended October 31, 2022 and 2021, respectively. On June 6, 2022, this line of credit was paid in full. As of October 31, 2022 and 2021, borrowing on this line was $0 and $58,596.

Unsecured 6% Note Payable Related Party

On October 31, 2020, the Company converted accrued and unpaid compensation in the amount of $767,288 payable to the Company’s Chief Science Officer into an unsecured promissory note. The note bears simple interest at 6% per annum and is due and payable on December 31, 2025; provided, however, if certain conditions have not been satisfied at that time, the maturity date of the note will be extended to the date that is 60 days after the satisfaction of those conditions. Interest expense on this note was $46,038 and $46,038 for the years ended October 31, 2022 and 2021, respectively. Accrued interest on this note was $92,076 and $46,038 October 31, 2022 and 2021, respectively.

VITRO BIOPHARMA, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

OCTOBER 31, 2022 AND 2021

Unsecured 4% Note Payable - Related Party

On October 31, 2020, the Company converted accrued and unpaid compensation and interest, in the amount of $1,221,958 payable to the Company’s Chief Science Officer, into an unsecured promissory note. The note bears simple interest at 4% per annum and is due and payable on December 31, 2025; provided, however, if certain conditions have not been satisfied at that time, the maturity date of the note will be extended to the date that is 60 days after the satisfaction of those conditions. Interest expense on this note was $48,878 and $48,878 for the years ended October 31, 2022, and 2021, respectively. Accrued interest on this note was $97,756 and $48,878 as of October 31, 2022 and 2021, respectively.

2021 Series Convertible Notes - Related Party

On August 1, 2021, in connection with the acquisition of Fitore (Note 4), the Company issued 2021 Series Unsecured Convertible Notes in the amount of $1,000,000 to the four former shareholders of Fitore. The notes earned interest at 5%, and were set to mature on July 31, 2024 and were convertible into common stock, at the holder’s option, at $1.00 per share. On October 22, 2021, the holder of $200,000 of the convertible note converted the note into 8,000 shares of Series A Preferred Stock (Note 7).

On April 15, 2022, the Company issued 310,561 Common Shares in connection with the conversion of $300,000 in principal together with $10,562 in accrued interest of a 2021 Series Note held by the then Chief Executive Officer of the Company, Dr. Jack Zamora. The Common Shares were issued at $1.00 per share.

On April 15, 2022, the Company issued 20,704 Common Shares in connection with the conversion of $20,000 in principal together with $704 in accrued interest of a 2021 Series Note. The Common Shares were issued at $1.00 per share.

The remaining principal balance outstanding on the 2021 Series Convertible notes amounted to $480,000 and $800,000 as October 31, 2022 and 2021, respectively. During the years ended October 31, 2022 and 2021, the Company recorded $31,276 and $12,219, respectively, in interest expense. As of October 31, 2022 and October 31, 2021, accrued, but unpaid, interest on these notes was $29,983 and $9,973, respectively.

Senior Secured Convertible Note Payable

On October 12, 2021, the Company borrowed $3,000,000 in connection with a Senior Secured Convertible Promissory Note. The note was set to mature on October 12, 2026 and bore interest at 5%. The note allowed for borrowings up to $10,000,000. The note was secured by all the assets of the Company and was eligible to be prepaid in whole or in part at any time prior to maturity. The note was convertible together with accrued interest at $1.00 per share.

The note contained both negative and positive covenants. Pursuant to an Escrow Agreement executed in connection with the note, 25% of the proceeds of the note (“Escrow Amount”) were held in a restricted account. Pursuant to this provision, the Company recorded restricted cash of $750,000 reflecting the restricted amount as of October 31, 2021.

On February 22, 2022, this note, along with accrued interest of $17,158, was voluntarily converted into 3,712,500 shares of common stock issued at $1.00 per share. In connection with the conversion, the Company recognized a loss of $695,342.

The outstanding balance of the note was $0 and $3,000,000 as of October 31, 2022 and 2021, respectively. Accrued interest recorded as of October 31, 2022 and 2021, amounted to $0 and $7,808 respectively. Interest expense was $46,849 and $7,808 for the years ended October 31, 2022 and 2021, respectively.

VITRO BIOPHARMA, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

OCTOBER 31, 2022 AND 2021

2022 Series Convertible Notes

During June and July of 2022, the Company issued a total of $200,000 in 2022 Series Convertible notes to two unrelated parties. These notes are unsecured, earn interest at a rate of 5% per annum and mature in June and July of 2027. The notes are payable solely in common stock of the Company and convertible upon the closing of a Qualified Financing of at least $5,000,000, upon the closing of a change in control, at the option of the holder of the notes or at maturity.

During the years ended October 31, 2022 and 2021, the Company recorded $3,205 and $0 in interest expense on these notes, respectively. As of October 31, 2022 and 2021, the Company had accrued $3,205 and $0, respectively, in interest on these notes.